RETIREMENT BENEFIT OBLIGATIONS - Plan assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [line items]
Market value of assets	$ 1,684	$ 1,542	$ 1,388
Retirement benefit expense	78	76	65
Defined contributions plan expenses	69	66	57
Defined benefit plan expenses	9	10	8
Outstanding payments	0	0	0
Pension plans | United Kingdom
Disclosure of fair value of plan assets [line items]
Market value of assets	963	869	795
Net interest cost, administration and taxes		(1)
Total cost (credit) for the plans		(1)
Pension plans | United Kingdom | Assets with a quoted market price
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	10	3	2
Equity securities	91	103	127
Other bonds	49	44	41
Short dated credit fund	127	119
Liability driven investments	347	264	246
Diversified growth funds	89	97	138
Market value of assets	713	630	554
Pension plans | United Kingdom | Other assets
Disclosure of fair value of plan assets [line items]
Insurance contracts	250	239	241
Pension plans | United States of America | Assets with a quoted market price
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	2
Equity securities	60	50	79
Government bonds – fixed interest	163	152	91
Corporate bonds	316	296	267
Market value of assets	541	498	437
Pension plans | Other
Disclosure of fair value of plan assets [line items]
Market value of assets	180	175	156
Pension plans | Other | Assets with a quoted market price
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents	5	4	2
Equity securities	51	47	42
Government bonds – fixed interest	9	6	3
Government bonds – Index Linked	4	4	3
Corporate bonds	10	10	13
Insurance contracts	37	41	34
Property	23	25	20
Other quoted securities	5	5	4
Market value of assets	144	142	121
Pension plans | Other | Other assets
Disclosure of fair value of plan assets [line items]
Insurance contracts	$ 36	$ 33	$ 35